Supplement dated February 28, 2011

to Prospectus dated May 1, 2010 for

PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

on behalf of

PRUBENEFIT SELECTSM Group Flexible Premium Variable Universal Life Insurance Contracts

The following changes are applicable to PruBenefit Select Group Flexible Premium Variable Universal Life Insurance Contracts:

Effective February 28, 2011, the Funds listed below will no longer be available under PruBenefit Select Group Flexible Premium Variable Universal Life Insurance Contracts.

The Prudential Series Fund
➢	Flexible Managed Portfolio (Class I)
➢	High Yield Bond Portfolio (Class I)
➢	Natural Resources Portfolio (Class I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
➢	Invesco V.I. Government Securities Fund (Series I Shares)
➢ Invesco V.I. Utilities Fund (Series I Shares)

AllianceBernstein Variable Product Series Fund, Inc.
➢	AllianceBernstein VPS Real Estate Investment Portfolio (Class A)

DWS Variable Series I
➢	DWS Bond VIP (Class A)

DWS Variable Series II
➢	DWS Blue Chip VIP (Class A)
➢	DWS Global Thematic VIP (Class A)
➢	DWS Strategic Income VIP (Class A)
➢	DWS Technology VIP (Class A)

Fidelity Variable Insurance Products
➢	VIP Investment Grade Bond Portfolio (Service)
➢	VIP Overseas Portfolio (Service)
➢	VIP Value Leaders Portfolio (Service)

JPMorgan Insurance Trust
➢	JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares)

PBSSUPP100 Ed. 2/2011

Lazard Retirement Series
➢	Lazard Retirement Emerging Markets Equity Portfolio (Service)

Neuberger Berman Advisors Management Trust (“AMT”)
➢	Neuberger Berman AMT Socially Responsive Portfolio (I Class Shares)

PIMCO Variable Insurance Trust
➢	PIMCO Real Return Portfolio (Administrative Class)
➢	PIMCO Global Bond Portfolio (Unhedged), (Administrative Class)
➢	PIMCO All Asset Portfolio (Administrative Class)

Van Eck VIP Trust
➢	Van Eck VIP Emerging Markets Fund (Initial Class)
➢	Van Eck VIP Global Hard Assets Fund (Initial Class)
➢	Van Eck VIP Multi-Manager Alternatives Fund (Initial Class)

If you have any questions regarding this supplement, please call (800) 286-7754 (Monday through Friday between 9:00 a.m. and 6:00 p.m. Eastern time).

PBSSUPP100 Ed. 2/2011